Provisions for expected credit losses - Provision for ECL on loans and credit commitments by class and stage (Details) - Loans and credit commitments - Provision for ECL on loans and credit commitments - AUD ($)
$ in Millions
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023
Provisions for expected credit losses
Provisions for expected credit losses	$ 5,062	$ 5,084	$ 5,121	$ 4,930
Performing - Stage 1
Provisions for expected credit losses
Provisions for expected credit losses	873	761	712	706
Performing - Stage 2
Provisions for expected credit losses
Provisions for expected credit losses	2,410	2,594	2,713	2,808
Non-performing - Stage 3
Provisions for expected credit losses
Provisions for expected credit losses	1,779	1,729	1,696	$ 1,416
Housing
Provisions for expected credit losses
Provisions for expected credit losses	1,716	1,705	1,722
Housing | Performing - Stage 1
Provisions for expected credit losses
Provisions for expected credit losses	199	169	163
Housing | Performing - Stage 2
Provisions for expected credit losses
Provisions for expected credit losses	886	897	926
Housing | Non-performing - Stage 3
Provisions for expected credit losses
Provisions for expected credit losses	631	639	633
Personal
Provisions for expected credit losses
Provisions for expected credit losses	408	410	440
Personal | Performing - Stage 1
Provisions for expected credit losses
Provisions for expected credit losses	81	77	83
Personal | Performing - Stage 2
Provisions for expected credit losses
Provisions for expected credit losses	236	234	252
Personal | Non-performing - Stage 3
Provisions for expected credit losses
Provisions for expected credit losses	91	99	105
Business
Provisions for expected credit losses
Provisions for expected credit losses	2,938	2,969	2,959
Business | Performing - Stage 1
Provisions for expected credit losses
Provisions for expected credit losses	593	515	466
Business | Performing - Stage 2
Provisions for expected credit losses
Provisions for expected credit losses	1,288	1,463	1,535
Business | Non-performing - Stage 3
Provisions for expected credit losses
Provisions for expected credit losses	$ 1,057	$ 991	$ 958